     As filed with the Securities and Exchange Commission on April 30, 2002

                     Securities Act Registration No. 2-51301
                Investment Company Act Registration No. 811-2490

                    U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         [ ] Pre-Effective Amendment No.


                       [X] Post-Effective Amendment No. 56


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940,

                                Amendment No. 56


                         SMITH BARNEY MONEY FUNDS, INC.
                            (a Maryland Corporation)
               (Exact name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
              (Address of Principal Executive Offices) (Zip Code)

                                 (203) 890-7026
             (Registrant's Telephone Number, including Area Code:)

                          Christina T. Sydor, Secretary
                            300 First Stamford Place
                           Stamford, Connecticut 06902
                     (Name and Address of Agent For Service)

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[XX] Immediately upon filing pursuant to Rule 485(b)

[  ] On April 30, 2002 pursuant to Rule 485(b)

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] On (date) pursuant to paragraph (a)(1) of Rule 485

[  ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ] On (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  PROSPECTUS


     --------------------------------------------------------------------
                                 SMITH BARNEY
                                     MONEY
                                  FUNDS, INC.
     --------------------------------------------------------------------
      Cash Portfolio
      Class Z Shares

      April 30, 2002


      The fund is a separate series of Smith Barney Money Funds, Inc., a Maryland corporation.

      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is acccurate or complete.
      Any statement to the contrary is a crime.

                             [LOGO]   Smith Barney
                                 Mutual Funds
                Your Serious Money. Professionally Managed./SM/

     --------------------------------------------------------------------
INVESTMENT PRODUCTS: NOT  FDIC  INSURED . NO  BANK  GUARANTEE . MAY  LOSE  VALUE
     --------------------------------------------------------------------

Smith Barney Money Funds, Inc.

  Contents


              Investments, risks and performance.............  2

              Management.....................................  7

              Buying, redeeming and exchanging Class Z shares  8

              Dividends, distributions and taxes.............  9

              Share price.................................... 10

              Financial highlights........................... 11


The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Barney Inc. and any of its affiliates.

You should know: An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Investment objectives
The fund seeks maximum current income and preservation of capital.

Principal investment strategies
Key investments
Cash Portfolio The fund invests in high quality, U.S. dollar denominated short term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. The fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.


Cash Portfolio may invest in all types of money market securities including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short term debt securities. These securities may pay interest at fixed, floating or adjustable rates. The fund limits foreign investments to issuers located in major industrialized countries.


Minimum credit quality Cash Portfolio invests in commercial paper and other short-term obligations rated by a nationally recognized rating organization in the highest short term rating category, or if unrated, of equivalent quality, and in other corporate obligations and municipal obligations rated in the two highest rating categories, or if unrated, of equivalent quality.

Maximum maturity The fund invests exclusively in securities having remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process In selecting investments for the fund, the manager looks for:

[_]The best relative values based on an analysis of yield, price, interest rate sensitivity and credit quality
[_]Issuers offering minimal credit risk
[_]Maturities consistent with the manager's outlook for interest rates


Smith Barney Money Funds, Inc.--Cash Portfolio

All investments involve some degree of risk. However, the fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities that meet strict standards established by the Board of Directors based on special rules for money market funds adopted under federal law.

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if:


[_]Interest rates rise sharply


[_]An issuer or guarantor of the fund's securities defaults, or has its credit rating downgraded


[_]The manager's judgment about the value or credit quality of a particular security proves to be incorrect


Cash Portfolio invests at least 25% of its assets in obligations of domestic and foreign banks and, as a result, is more susceptible to events affecting the banking industry. The value of the fund's foreign securities may go down because of unfavorable government actions or political instability.

Who may want to invest
The fund may be an appropriate investment if you:

[_]Are seeking current income
[_]Are looking for an investment with lower risk than most other types of funds
[_]Are looking to allocate a portion of your assets to money market securities


                                                      Smith Barney Mutual Funds

Risk return bar chart

The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class Z shares for the last seven full calendar years since inception on November 15, 1994.


                        Total Return for Class Z Shares

                                Cash Portfolio

                                    [CHART]

 95     96     97      98     99     00    01
-----  -----  -----  -----  -----  -----  -----
5.63%  5.06%  5.33%  5.29%  4.91%  6.17%  3.96%

Calendar years ended December 31



Quarterly returns:

Highest: 1.59% in 3rd quarter 2000; Lowest: 0.56% in 4th quarter 2001



Smith Barney Money Funds, Inc.--Cash Portfolio

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of Class Z shares of the fund for the periods shown with that of the 90 day Treasury bill. This table assumes redemption of shares at the end of the period and reinvestment of distributions and dividends.


                         Average Annual Total Returns

                    Calendar Years Ended December 31, 2001



Fund           1 year  5 years Since inception Inception Date
Cash Portfolio   3.96%   5.13%      5.20%         11/15/94
90 day T-bill    3.43%   4.84%      5.14%         11/15/94



As of December 31, 2001, the 7-day yield for Cash Portfolio was 1.69%.





                                                      Smith Barney Mutual Funds

Fee table
The table sets forth the fees and expenses you will pay if you invest in the fund's shares.

                        Annual fund operating expenses


                                                          Cash
              (expenses deducted from fund assets)      Portfolio
              Management fee/(1)/                         0.38%
              Distribution and/or service (12b-1) fee        --
              Other expenses                              0.02%
                                                          -----
              Total annual fund operating expenses/(2)/   0.40%



(1)The manager may from time to time agree to waive part or all of its management fees and reimburse a fund for other expenses above a specified limit.


(2)The manager has voluntarily agreed to limit total annual fund operating expenses to 0.70% of the fund's average daily net assets. The manager may change or eliminate these expense limits at any time on fourteen days prior notice to shareholders.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[_]You invest $10,000 in the fund for the period shown
[_]Your investment has a 5% return each year
[_]You reinvest all distributions and dividends without a sales charge
[_]Redemption of all your shares at the end of the period
[_]The fund's operating expenses remain the same

                      Number of years you own your shares


                                1 year 3 years 5 years 10 years
                 Cash Portfolio  $41    $128    $224     $505



Smith Barney Money Funds, Inc.--Cash Portfolio

  Management


Manager The fund's investment manager is Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC), an affiliate of Salomon Smith Barney Inc. ("Salomon Smith Barney"). The manager's address is 333 West 34th Street, New York, New York 10001. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.



Management fee During the fiscal year ended December 31, 2001 the manager received a management fee equal to the amount shown below.


     Management fee as a percentage of the fund's average daily net assets

                              Fund
                              Cash Portfolio 0.38%


Transfer agent and shareholder servicing agent Travelers Bank & Trust, fsb (formerly known as Citi Fiduciary Trust Company) serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder record keeping and accounting services.



                                                      Smith Barney Mutual Funds

 Buying, redeeming and exchanging Class Z Shares


        Through a You may buy, redeem or exchange Class Z shares only qualified plan through a "qualified plan." A qualified plan is a tax-
                  exempt employee benefit or retirement plan of Salomon Smith Barney or one of its affiliates.

                  There are no minimum investment requirements for
                  Class Z shares. However, the fund reserves the right to
                  change this policy at any time.
----------------------------------------------------------------------------
           Buying Orders to buy Class Z shares must be made in accord-
                  ance with the terms of a qualified plan. If you are a par-
                  ticipant in a qualified plan, you may place an order
                  with your plan to buy Class Z shares at net asset value,
                  without any sales charge. Payment is due to Salomon
                  Smith Barney on settlement date, which is the third
                  business day after your order is accepted. If you make
                  payment prior to this date, you may designate a
                  temporary investment (such as a money market fund of
                  the Smith Barney funds) for payment until settlement
                  date. The fund reserves the right to reject any order to
                  buy shares and to suspend the offering of shares for a
                  period of time.
----------------------------------------------------------------------------
        Redeeming Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should
                  consult the terms of your qualified plan for special re-
                  demption provisions.
----------------------------------------------------------------------------
       Exchanging You should consult your qualified plan for information about available exchange options.
----------------------------------------------------------------------------
Other information The fund has the right to:
                  [_]Suspend the offering of shares
                  [_]Suspend or postpone redemptions of shares on any
                     day when trading on the New York Stock Exchange
                     is restricted, or as otherwise permitted by the
                     Securities and Exchange Commission
                  [_]Reject any purchase or exchange order
                  [_]Change, revoke or suspend the exchange privilege



Smith Barney Money Funds, Inc.--Cash Portfolio

  Dividends, distributions and taxes


Dividends The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Unless otherwise elected by your qualified plan, capital gain distributions and dividends are reinvested in additional Class Z shares. The fund expects distributions to be primarily from income. A sales charge is paid on reinvested distributions or dividends.


Taxes In general, redeeming Class Z shares, exchanging Class Z shares and receiving distributions or dividends (whether in cash or additional Class Z shares) are all non-taxable events with respect to a qualified plan for purposes of federal income taxation.

The fund anticipates that it will normally not earn or distribute any long-term capital gains.


After the end of each year, the fund will provide you with information about the distributions and dividends paid during the previous year. If you do not provide your qualified plan with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.





                                                      Smith Barney Mutual Funds

  Share price


Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates net asset value at noon, Eastern time, every day the New York Stock Exchange is open. The New York Stock Exchange is closed on certain holidays listed in the Statement of Additional Information ("SAI").


The fund uses the amortized cost method to value its portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

                                                         Purchase is effective and
Form of purchase payment                                      Dividends begin
[_]Payment in federal funds                         If received before At noon, Eastern
                                                    noon, Eastern      time, on that day
                                                    time:
[_]Having a sufficient cash balance in your         If received after  At noon the next
   account with Salomon Smith Barney or a           noon:              business day
   selling group member
----------------------------------------------------------------------------------------
[_]Other forms of payment, with conversion          At noon on the next business day
   into, or advance of, federal funds by Salomon
   Smith Barney or a selling group member
[_]Other forms of payment received by the
   transfer agent
----------------------------------------------------------------------------------------

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


Smith Barney Money Funds, Inc.--Cash Portfolio

  Financial highlights


The financial highlights tables are intended to help you understand the performance of the fund's Class Z shares for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is incorporated by reference and is available upon request.


Cash Portfolio

  For a Class Z share of capital stock outstanding throughout each year ended December 31:


                                   2001    2000    1999    1998    1997
--------------------------------------------------------------------------
Net asset value, beginning of year $1.00   $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------
Income from operations:
 Net investment income              0.039   0.060   0.048   0.052   0.052
--------------------------------------------------------------------------
Total income from operations        0.039   0.060   0.048   0.052   0.052
--------------------------------------------------------------------------
Less distributions from:
 Net investment income             (0.039) (0.060) (0.048) (0.052) (0.052)
--------------------------------------------------------------------------
Total distributions                (0.039) (0.060) (0.048) (0.052) (0.052)
--------------------------------------------------------------------------
Net asset value, end of year       $1.00   $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------
Total return                        3.96%   6.17%   4.91%   5.29%   5.33%
--------------------------------------------------------------------------
Net assets, end of year (millions)  $408    $177    $128      $2      $6
--------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(1)/                      0.40%   0.38%   0.41%   0.43%   0.44%
 Net investment income              3.48    6.02    4.86    5.21    5.21
--------------------------------------------------------------------------


/(1)/As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%



                                                      Smith Barney Mutual Funds

[LOGO]  Smith Barney
        Mutual Funds
        Your Serious Money. Professionally Managed./SM/

Cash Portfolio

An investment portfolio of Smith Barney Money Funds, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, by calling Travelers Bank and Trust, fsb at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.




Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the funds may not lawfully sell its shares.

Your Serious Money. Professionally Managed. is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-02490)

PART A: Prospectus
The Prospectus for Smith Barney Money Funds Inc (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 55 to the Fund's Registration Statement filed on April 26, 2002
(Accession No. 0001021408-02-005833).

PART B: Statement of Additional Information
The Statement of Additional Information for the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 55 to the Fund's Registration Statement filed on April 26, 2002
(Accession No. 0001021408-02-005833).


                           PART C - OTHER INFORMATION

     Item 23.  Exhibits
               --------

     (a) (1) Articles Supplementary to the Articles of Incorporation dated November 7, 1985, January 30, 1984, August 12, 1980 and May 8, 1980 are incorporated by reference to Exhibits (a) through (d) to Post-Effective Amendment No. 32.

          (2) Articles Supplementary to the Articles of Incorporation dated December 5, 1990 and Articles of Amendment dated April 19, 1991 are incorporated by reference to Exhibit 1(b) and (c) to Post-Effective Amendment No. 35.

          (3) Articles of Amendment to the Articles of Incorporation dated October 28, 1992 and Articles Supplementary to the Articles of Incorporation dated December 8, 1992 are incorporated by reference to Exhibit 1(c) and (d) to Post-Effective Amendment No. 41.

          (4) Certificate of Correction dated July 15, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

          (5) Articles Supplementary to the Articles of Incorporation dated July 19, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

          (6) Articles of Amendment to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

          (7) Articles Supplementary to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

          (8) Articles Supplementary to Articles of Incorporation dated November 3, 1994 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

          (9) Articles Supplementary to Articles of Incorporation dated January 16, 1996 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

          (10) Articles Supplementary to Articles of Incorporation dated January 30, 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

          (11) Articles of Amendment to Articles of Incorporation dated June 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

     (b) (1) Bylaws are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 32.

          (2) Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

     (c) Specimen Stock Certificates for the Cash Portfolio, Government Portfolio and Retirement Portfolio are incorporated by reference to Exhibits 4(a) through (c) to Post-Effective Amendment No. 32.

     (d) (1) Management Agreement - U.S. Treasury Portfolio is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 34.

          (2) Management Agreement for the Cash Portfolio is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 44.

          (3) Management Agreement for the Government Portfolio is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 44.

          (4) Management Agreement for the Retirement Portfolio is incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 44.

     (e) (1) Underwriting Agreement is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 32.

          (2) Distribution Agreement between the Registrant and CFBDS Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

          (3) Selling Group Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 52 filed on April 30, 1999.


          (4) Form of Distribution Agreement between Registrant and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

          (5) Form of Distribution Agreement between Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.


     (f)       Not applicable.

     (g) (1) Custodian Agreement is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 32.

          (2) Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit(g)(2) to Post-Effective Amendment No. 55 filed on April 26, 2002.

     (h)  (1)  Form of Transfer Agency Agreement is incorporated by reference to
               Exhibit 9 to Post-Effective Amendment No. 49.

          (2) Form of Sub-Transfer Agency Agreement between Registrant and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 52 filed on April 30, 1999.

          (3) Transfer Agency Agreement between Registrant and Citi Fiduciary Trust is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

          (4) Sub-Transfer Agency Agreement between Registrant and PFPC Global Fund Services is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

          (5) Sub-Transfer Agency Agreement between Registrant and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.


          (i) Opinion and Consent of Sullivan & Cromwell as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective Amendment No. 31.

          (j) (1) Auditors' Report (see the Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information).

               (2) Auditors' Consent is incorporated by reference to Post-Effective Amendment No. 55 filed on April 26, 2002.

               (3) Power of Attorney is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

          (k)  Not applicable.

          (l)  Not applicable.

          (m) (1) Plan of Distribution Pursuant to Rule 12b-1 for the Cash Portfolio is incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 44.

               (2) Plan of Distribution Pursuant to Rule 12b-1 for the Government Portfolio is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 44.

               (3) Plan of Distribution Pursuant to Rule 12b-1 for the Retirement Portfolio is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 42.

               (4) Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 for the Registrant is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.

               (5) Form of Amended Plan of Distribution pursuant to Rule 12b-1 between the Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 52 filed on April 30, 1999.


               (6) Form of Amended and Restated Shareholder Services Distribution Plan pursuant to Rule 12b-1 between the Registrant and PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 54 filed on April 26, 2001.

          (n)  Financial Data Schedule is not applicable.


          (o)  (1)  Plan pursuant to Rule 18f-3 is incorporated by reference to
                    Exhibit 18 to Post-Effective Amendment No. 47.

               (2) Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 51 filed on March 1, 1999.


          (p) Code of Ethics is incorporated by Reference to Post-Effective Amendment No. 53 filed on April 26, 2001.


Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

          (None)

Item 25. Indemnification
         ---------------

          Reference is made to Article SEVENTH of Registrant's Articles of Incorporation for a complete statement of its terms.

          Subparagraph (9) of Article SEVENTH provides: "Anything herein contained to the contrary notwithstanding, no officer or director of the corporation shall be indemnified for any liability to the registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

          Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include SSBC Fund Management Inc. (formerly Mutual Management Corp.) (Registrant's Manager) and affiliated investment companies.

Item 26. Business and other Connections of Investment Adviser
         ----------------------------------------------------


Investment Manager-Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) ("Smith Barney Fund Management"). Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).


Item 27. Principal Underwriters.
         ----------------------

     (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves, Citi Premium U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves, and Citi Institutional Cash Reserves. Salomon Smith Barney Inc. is the placement agent forInstitutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Salomon Brothers Mid Cap Fund, Smith Barney

Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, Consulting Group

Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., SSB Citi Funds, Inc. - The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund,

Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc. ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust and Smith Barney Managed Municipals Fund Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28. Location of Accounts and Records
         --------------------------------

All accounts, books and other documents of Registrant are maintained at the offices of:


(1)  With respect to the Registrant's Investment Adviser:
     Smith Barney Fund Management LLC
     333  West 34th Street
     New  York, New York 10001

(2)  With respect to the Registrant's Custodian:
     State Street Bank and Trust Company
     225  Franklin Street
     Boston, MA 02110

(2)  With respect to the Registrant's Transfer Agent:
     Travelers Bank & Trust fsb
     125  Broad Street
     New  York, New York 10004

(4)  With respect to the Registrant's Sub-Transfer Agent:
     PFPC Global Fund Services
     101  Federal Street
     Boston, Massachusetts 02110

(5)  With respect to the Registrant's Sub-Transfer Agent
     Primerica Shareholder Services
     3100 Breckinridge Boulevard - Building 200
     Duluth, Georgia 30099-0062


Item 29. Management Services
         -------------------

          Not applicable.

Item 30. Undertakings
         ------------

          Not applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 30th day of April 2002.


                                        SMITH BARNEY MONEY FUNDS, INC.


                                        By: /s/ Heath B. McLendon
                                            ------------------------------------
                                            Heath B. McLendon
                                            Chairman of the Board, President and
                                            Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                          Title                    Date
----------                          -----                    ----

/s/Heath B. McLendon                Chairman of the Board,   April 30, 2002
---------------------------------   President and Chief
(Heath B. McLendon)                 Executive Officer


/s/Lee Abraham*                     Director                 April 30, 2002
---------------------------------
(Lee Abraham)


/s/Allan J. Bloostein*              Director                 April 30, 2002
---------------------------------
(Allan J. Bloostein)


/s/Jane F. Dahser*                  Director                 April 30, 2002
---------------------------------
(Jane F. Dasher)


/s/Donald R. Foley*                 Director                 April 30, 2002
---------------------------------
(Donald R. Foley)


/s/Richard E. Hanson*               Director                 April 30, 2002
---------------------------------
(Richard E. Hanson)


/s/ Paul Hardin*                    Director                 April 30, 2002
---------------------------------
(Paul Hardin)


/s/Roderick C. Rasmussen*           Director                 April 30, 2002
---------------------------------
(Roderick C. Rasmussen)


/s/John P. Toolan*                  Director                 April 30, 2002
---------------------------------
(John P. Toolan)


/s/Lewis E. Daidone                 Treasurer (Principal     April 30, 2002
---------------------------------   Financial and
(Lewis E. Daidone)                  Accounting Officer)


*By: /s/ Christina T. Sydor                                  April 30, 2002
    ------------------------------
     Christina T. Sydor
     Pursuant to Power of Attorney